DEFERRED CHARGES	12 Months Ended
Jul. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

11. DEFERRED CHARGES:

Deferred charges for the fiscal years ended July 31, 2020 and 2019 consist of the following:

	July 31, 2020		July 31, 2019
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$4,204,638	$1,281,010	$3,578,114	$1,076,694
Professional fees for leasing	151,704	88,684	151,704	77,302
Total	$4,356,342	$1,369,694	$3,729,818	$1,153,996

The aggregate amortization expense for the periods ended July 31, 2020 and July 31, 2019 were $297,887, and $295,926, respectively.

The weighted average life of current year additions to deferred charges was nine years.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Fiscal Year	Amortization
2021	$377,689
2022	$353,142
2023	$338,381
2024	$307,765
2025	$271,905